H2 Earnings per share	12 Months Ended
Dec. 31, 2019
Basic And Diluted Earnings Per Share [Abstract]
H2 Earnings per share

H2	Earnings per share

Earnings per share
	2019	2018	2017
Basic
Net income (loss) attributable to owners of the Parent Company (SEK million)	2,223	(6,530)	(32,576)
Average number of shares outstanding, basic (millions)	3,306	3,291	3,277
Earnings (loss) per share, basic (SEK)	0.67	(1.98)	(9.94)

Diluted
Net income (loss) attributable to owners of the Parent Company (SEK million)	2,223	(6,530)	(32,576)
Average number of shares outstanding, basic (millions)	3,306	3,291	3,277
Dilutive effect for stock purchase (millions)	14	—	—
Average number of shares outstanding, diluted (millions)	3,320	3,291	3,277
Earnings (loss) per share, diluted (SEK)	0.67	(1.98)	(9.94)

When a company reports a loss, the number of shares used for calculating earnings diluted per share shall be the same as for basic calculation.